Recapitalization costs (Details) - USD ($)		12 Months Ended
	Mar. 30, 2022	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Recapitalization costs
Number of shares outstanding	13,949,001	139,026,084
Diluted share price at Closing Date		$ 10	$ 18.00
Recapitalization Cost		$ 139,609,424
Number of shares issued		139,026,084		85,288,744	85,288,744
SPAC
Recapitalization costs
Net deficit from SPAC transferred to the Group		$ 18,532,095
Number of shares outstanding		34,500,000
Shares redeemed		(29,175,999)
Diluted share price at Closing Date		$ 8.68
Total value transferred to the SPAC		$ 121,077,329
Recapitalization Cost		$ 139,609,424
Number of shares issued		13,949,001
Class A Ordinary Shares
Recapitalization costs
Number of shares issued		139,026,084
Class A Ordinary Shares | SPAC
Recapitalization costs
Number of shares outstanding	34,500,000	5,324,001
Shares redeemed	(29,175,999)
Total shares issued to SPAC	5,324,001
Class B Sponsor Shares | SPAC
Recapitalization costs
Number of shares outstanding		8,625,000